FIRST TRUST
                                       FTA
                                  ADVISORS L.P.

================================================================================

                           FIRST DEFINED SECTOR FUND














                               SEMI-ANNUAL REPORT















================================================================================

                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001

CONTENTS

LETTER TO SHAREHOLDERS .....................................................   1

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
  Portfolio Overview .......................................................   2
  Schedule of Investments ..................................................   3

FIRST TRUST LIFE SCIENCES PORTFOLIO
  Portfolio Overview .......................................................   5
  Schedule of Investments ..................................................   6

FIRST TRUST TECHNOLOGY PORTFOLIO
  Portfolio Overview .......................................................   8
  Schedule of Investments ..................................................   9

STATEMENTS OF ASSETS AND LIABILITIES .......................................  11

STATEMENTS OF OPERATIONS ...................................................  12

STATEMENTS OF CHANGES IN NET ASSETS ........................................  13

FINANCIAL HIGHLIGHTS .......................................................  14

NOTES TO FINANCIAL STATEMENTS ..............................................  15

SHAREHOLDER LETTER

                           FIRST DEFINED SECTOR FUND

JUNE 30, 2001


Dear Shareholders:

The first half of 2001 was a tale of two quarters. The first quarter began on a positive note with a 50 basis point reduction in the federal funds rate in the first week of January. The DJIA and S&P 500 indexes rallied between 1% and 2% on the news through January 16, the initial deposit date of the First Defined Sector Fund, but the Nasdaq Composite remained essentially unchanged. Unfortunately, the momentum was short-lived despite two additional rate cuts in Q1 totaling 1%. Sagging corporate earnings, especially in the technology sector, overwhelmed any optimism fueled by the Fed's aggressive change in monetary policy. The DJIA, S&P 500 and the Nasdaq Composite declined 8%, 11.8% and 25.4% respectively in Q1.

In the second quarter, the Fed initiated three additional rate cuts totaling 125 basis points in an effort to encourage consumers and businesses to resume their borrowing and spending ways. The manufacturing sector of the U.S. economy continued to throttle down in Q2 to allow bloated inventories to moderate. The DJIA, S&P 500 and the Nasdaq Composite appreciated 6.7%, 5.9% and 17.5% respectively in Q2.

A report from Credit Suisse/First Boston suggests that global growth, as measured by the Organization for Economic Co-operation and Development (OECD), is likely at a trough and that investors should begin to consider moving out of defensive areas like cash, bonds, utilities and consumer staples, and shift into equities. Using the OECD's leading indicators as a gauge, the last two troughs occurred in 1995 and 1998. The areas of the market with the best average for the two 12-month periods following those troughs were technology (+36%), health care (+30%) and financials (+21%). THREE OUT OF THE FIVE FIRST DEFINED PORTFOLIOS ARE THE TECHNOLOGY PORTFOLIO, LIFE SCIENCES PORTFOLIO AND FINANCIAL PORTFOLIO.

We are optimistic about the prospects for the stock market over the next several quarters. We are encouraged by the fact that business inventories are being drawn down, energy prices have abated and liquidity has been restored. Over the next several quarters, we believe that stocks should respond to a rebounding economy and more favorable earnings comparisons.

As always, our philosophy with regard to investing on behalf of the First Defined Sector Fund is based in the belief that a disciplined approach best suits the long-term investor. The companies selected for our Defined Sector Portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.


James A. Bowen
President of the First Defined Sector Fund

                    FIRST TRUST FINANCIAL SERVICES PORTFOLIO

Portfolio Overview (1/16/01 - 6/30/01):
FT FINANCIAL SERVICES PORTFOLIO         -1.40%
S&P Financials Index                    -0.37%
Philadelphia Bank Index                 -1.07%

Issues: FIFTEEN STOCKS ADVANCED AND FIFTEEN DECLINED.

The equities markets continue to be a work-in-progress midway through 2001. The Fed has lowered the federal funds rate six times this year for a total of 275 basis points. The most recent reduction on June 27 was only 25 basis points, an indication that the Fed may be comfortable with the amount of fiscal stimulus it has already injected into the system. Historically, rate cuts usually take 6 to 9 months to infiltrate the economy. The Fed may be adopting a wait-and-see attitude in order to evaluate the impact of its earlier cuts made in January and March.

As we mentioned in last quarter's update, financial services companies generally flourish when interest rates fall. This sector enjoyed relatively good performance in the second quarter, but has yet to catch fire. When rates decline, the demand for financial services often rises, as has been the case with new debt issuance. According to Thomson Financial Securities Data, municipal bond issuance was $28.2 billion in June, up 20.4% from a year ago. For the first six months of 2001, issuance increased 38.9% to $133.5 billion, up from $96.1 billion for the same period last year. Due to the drop in interest rates, refundings have surged 292.6% in 2001. The bearish tone of the stock market, on the other hand, has greatly reduced the amount of stock trading, which, in turn, has slashed the earnings of most brokerage firms. Equity underwriting and merger activity have also been curbed by the weakness in the economy, resulting in a significant drop in investment banking fees relative to recent years. Despite these negatives, we believe that financials are still one of the best sectors to own when anticipating an economic rebound.

The top performing stocks in the first half of 2001 were the following:
BankAmerica (+33.6%), Household Int'l (+22.1%), Investment Technology Group (+20.5%) and Concord (+18.4%).

The stocks that declined significantly in the first half of 2001 were the following: American Express (-29.1%), Cigna (-27.1%), Goldman Sachs (-19.6%) and Morgan Stanley (-18.3%).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Share value will fluctuate so that an investors shares, when redeemed, may be worth more or less than the original investment. The S & P Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index. The Philadelphia Bank Index is a capitalization-weighted index of 24 exchange-listed and National Market System stocks, representing national money center banks and leading regional institutions. These indices are not available for investment and do not incur expenses.

                    FIRST TRUST FINANCIAL SERVICES PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 102.3%

BANKS: 23.6%
      73  Bank Of America Corp.                                        $   4,382
      98  Bank One Corp.                                                   3,508
      57  Comerica, Inc.                                                   3,283
      85  FleetBoston Financial Corp.                                      3,353
      71  J.P. Morgan Chase & Co.                                          3,167
      93  MBNA Corp.                                                       3,064
      53  SunTrust Banks, Inc.                                             3,433
                                                                       ---------
                                                                          24,190
                                                                       ---------
BROKERAGE SERVICES: 18.1%
      65  Citigroup, Inc.                                                  3,435
      32  Goldman Sachs Group, Inc.                                        2,746
      64  Investment Technology Group, Inc.*                               3,218
      46  Lehman Brothers Holdings, Inc.                                   3,576
      49  Merrill Lynch & Co., Inc.                                        2,903
      41  Morgan Stanley Dean Witter & Co.                                 2,633
                                                                       ---------
                                                                          18,511
                                                                       ---------
COMMERCIAL SERVICES: 4.5%
      89  Concord EFS, Inc.*                                               4,629
                                                                       ---------
FINANCIAL GUARANTEE INSURANCE: 3.4%
      48  MGIC Investment Corp.                                            3,487
                                                                       ---------
FINANCIAL SERVICES: 21.0%
      67  American Express Co.                                             2,600
      54  Capital One Financial Corp.                                      3,240
     122  Eaton Vance Corp.                                                4,246
      56  Federal Home Loan Mortgage Corp.                                 3,920
      44  Federal National Mortgage Association                            3,747
      64  Providian Financial Corp.                                        3,789
                                                                       ---------
                                                                          21,542
                                                                       ---------
INSURANCE - LIFE/HEALTH: 16.2%
     108  Aflac, Inc.                                                      3,401
      30  CIGNA Corp.                                                      2,875
      42  ING Groep NV, Sponsored ADR                                      2,766
     101  John Hancock Financial Services, Inc.                            4,066
      81  Nationwide Financial Services, Inc.                              3,536
                                                                       ---------
                                                                          16,644
                                                                       ---------

                    FIRST TRUST FINANCIAL SERVICES PORTFOLIO

--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

INSURANCE - MULTILINE: 7.3%
      91  Allstate Corp.                                              $   4,003
      40  American International Group, Inc.                              3,440
                                                                      ---------
                                                                          7,443
                                                                      ---------
THRIFT AND SAVINGS/SAVINGS BANKS: 8.2%
      63  Household International, Inc.                                   4,202
     112  Washington Mutual, Inc.                                         4,206
                                                                      ---------
                                                                          8,408
                                                                      ---------
TOTAL COMMON STOCKS
  (cost $103,041)                                                       104,854
                                                                      ---------

PRINCIPAL AMOUNT
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 13.8%

MONEY MARKET INVESTMENT: 13.8%
     $ 14,203  PNC Money Market Account (cost $14,203)                   14,203
                                                                      ---------
TOTAL INVESTMENTS IN SECURITIES
  (cost $117,244+): 116.1%                                              119,057
Liabilities in excess of Other Assets: (16.1)%                          (16,546)
                                                                      ---------
NET ASSETS: 100.0%                                                    $ 102,511
                                                                      =========

*    Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                    $   7,165
     Gross unrealized depreciation                                       (5,352)
                                                                      ---------
     Net unrealized appreciation                                      $   1,813
                                                                      =========

See accompanying Notes to Financial Statements.

                       FIRST TRUST LIFE SCIENCES PORTFOLIO

Portfolio Overview (1/16/01 - 6/30/01):
FT LIFE SCIENCES PORTFOLIO         +2.20%
AMEX Pharmaceutical Index          -6.82%
AMEX Biotech Index                 +3.83%
S&P Health Care Composite          -7.68%

Issues: FOURTEEN STOCKS ADVANCED AND SIXTEEN DECLINED.

The equities markets continue to be a work-in-progress midway through 2001. The Fed has lowered the federal funds rate six times this year for a total of 275 basis points. The most recent reduction on June 27 was only 25 basis points, an indication that the Fed may be comfortable with the amount of fiscal stimulus it has already injected into the system. Historically, rate cuts usually take 6 to 9 months to infiltrate the economy. The Fed may be adopting a wait-and-see attitude in order to evaluate the impact of its earlier cuts made in January and March.

The life sciences sector did manage to eke out a small gain in the first half of 2001. Biotechnology companies regained much of their luster after suffering through a difficult first quarter. With respect to the demand for medicinal drugs, according to the National Institute for Health Care Management Foundation (NIHCM), prescription drug usage and expenditures surged in 2000. Prescription drug sales totaled $132 billion in 2000, up 18.8% from the $111.1 billion sold in 1999. The total number of prescriptions filled in 2000 was 2.92 billion, up 7.5% from 2.71 billion in 1999. The average price per prescription was $45.27 last year, up 10.5% over 1999. The NIHCM reported that 23 medications, most of which were approved in the past eight years, accounted for nearly 50% of the rise in spending. The Congressional Budget Office predicts that seniors will spend an estimated $1.5 trillion on prescription drugs over the next 10 years. That is 30% more than it projected in the spring of 2000. Medicare patients who buy supplemental insurance to cover prescription drugs are paying an average of 37% more for those policies than they did 3 years ago. We believe that the numbers speak for themselves and that this industry is ideal for a long term buy and hold strategy.

The top performing stocks in the first half of 2001 were the following: Genzyme (+35.7%), Andrx Group (+33.1%), Elan Corp. (+30.3%) and Resmed Inc. (+26.8%).

The stocks that declined significantly in the first half of 2001 were the following: Immunex (-56.3%), Schering-Plough (-35.7%), Guidant (-33.3%) and Merck (-31.1%).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Share value will fluctuate so that an investors shares, when redeemed, may be worth more or less than the original investment. The AMEX Pharmaceutical Index is a capitalization-weighted index designed to represent a cross section of widely held, highly capitalized companies involved in various phases of the pharmaceutical industry. The AMEX Biotechnology Index is an equal-dollar weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. The S & P Healthcare Composite is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that are involved in the business of health care related products or services. These indices are not available for investment and do not incur expenses.

                      FIRST TRUST LIFE SCIENCES PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 102.0%

DIAGNOSTIC EQUIPMENT: 12.5%
     171  Cytyc Corp.*                                                     3,942
      86  Genzyme Corp.*                                                   5,246
     127  Techne Corp.*                                                    4,127
                                                                      ----------
                                                                          13,315
                                                                      ----------
DRUGS & PHARMACEUTICALS: 58.9%
      56  Amgen, Inc.*                                                     3,398
      55  Andrx Group*                                                     4,235
      51  Barr Laboratories, Inc.*                                         3,591
      62  Biogen, Inc.*                                                    3,370
      93  Biovail Corp.*                                                   4,046
      51  Bristol-Myers Squibb Co.                                         2,667
      73  Elan Corp. PLC, Sponsored ADR*                                   4,453
      40  Eli Lilly & Co.                                                  2,960
      65  Enzon, Inc.*                                                     4,063
      63  IDEC Pharmaceuticals Corp.*                                      4,264
      89  Immunex Corp.*                                                   1,580
      75  King Pharmaceuticals, Inc.*                                      4,031
      74  MedImmune, Inc.*                                                 3,493
      39  Merck & Co., Inc.                                                2,492
      77  Pfizer, Inc.                                                     3,084
      55  Protein Design Labs, Inc.*                                       4,772
      63  Schering-Plough Corp.                                            2,283
      62  Watson Pharmaceuticals, Inc.*                                    3,822
                                                                      ----------
                                                                          62,604
                                                                      ----------
HEALTHCARE: 3.1%
      66  Johnson & Johnson                                                3,300
                                                                      ----------
MEDICAL INFORMATION SYSTEMS: 3.8%
     103  Applera Corp.-Celera Genomics Group*                             4,085
                                                                      ----------
MEDICAL INSTRUMENTS: 20.5%
      85  Biomet, Inc.                                                     4,085
      68  Guidant Corp.*                                                   2,448
      61  Medtronic, Inc.                                                  2,807
      89  MiniMed, Inc.*                                                   4,272
      84  ResMed, Inc.*                                                    4,246
      71  Stryker Corp.                                                    3,894
                                                                      ----------
                                                                          21,752
                                                                      ----------

                      FIRST TRUST LIFE SCIENCES PORTFOLIO

--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

MEDICAL LABORATORIES AND RESEARCH: 3.2%
      56  Human Genome Sciences, Inc.*                                    3,374
                                                                      ---------
TOTAL COMMON STOCKS
  (cost $101,665)                                                       108,430
                                                                      ---------

PRINCIPAL AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 13.9%

MONEY MARKET INVESTMENT: 13.9%
     $ 14,809  PNC Money Market Account (cost $14,809)                   14,809
                                                                      ---------
TOTAL INVESTMENTS IN SECURITIES
  (cost $116,474+): 115.9%                                              123,239
                                                                      ---------
Liabilities in excess of Other Assets: (15.9)%                          (16,939)
                                                                      ---------
NET ASSETS: 100.0%                                                    $ 106,300
                                                                      =========

*    Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                    $  13,179
     Gross unrealized depreciation                                       (6,414)
                                                                      ---------
     Net unrealized appreciation                                      $   6,765
                                                                      =========

See accompanying Notes to Financial Statements.

                        FIRST TRUST TECHNOLOGY PORTFOLIO

Portfolio Overview (1/16/01 - 6/30/01):
FT TECHNOLOGY PORTFOLIO            -39.90%
NASDAQ 100 Index                   -25.91%
S&P Technology Index               -21.33%

Issues: SEVEN STOCKS ADVANCED AND TWENTY-THREE DECLINED.

The equities markets continue to be a work-in-progress midway through 2001. The Fed has lowered the federal funds rate six times this year for a total of 275 basis points. The most recent reduction on June 27 was only 25 basis points, an indication that the Fed may be comfortable with the amount of fiscal stimulus it has already injected into the system. Historically, rate cuts usually take 6 to 9 months to infiltrate the economy. The Fed may be adopting a wait-and-see attitude in order to evaluate the impact of its earlier cuts made in January and March.

The second quarter was relatively kind to technology stocks after a punishing first quarter. It appears, however, that the fallout from the "dot-com bomb", as some are calling it, has had a far greater influence on the demand for communication-equipment and computer hardware products than once thought. There have been over 550 dot-com failures since January 2000, according to Webmergers. The chain reaction from these Internet failures extends to the industry's elite firms like Cisco, Sun Microsystems and EMC Corp. To date, the aforementioned fiscal stimulus from the Fed has done little to inspire businesses to boost spending on capital goods and information technology (IT). Two positives looking ahead are that companies have cut production levels to enable bloated inventories to moderate and third-generation (3G) wireless technology could be ready for rollout by late this year or early next year.

The top performing stocks in the first half of 2001 were the following:
Microsoft (+68.3%), BMC Software (+61.0%), Novellus Systems (+58.0%), Dell Computer (+50.0%) and Symantec Corp. (+30.9%).

The stocks that declined significantly in the first half of 2001 were the following: Juniper Networks (-75.3%), Nortel Networks (-71.8%), JDS Uniphase (-70.0%), Corning (-68.2%), Tellabs (-65.7%) and i2 Technologies (-63.6%).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Share value will fluctuate so that an investors shares, when redeemed, may be worth more or less than the original investment. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. The S&P Technology Index is a capitalization-weighted index of all stocks designed to measure the performance of the technology sector of the Standard & Poor's 500 Index. These indices are not available for investment and do not incur expenses.

                        FIRST TRUST TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 104.7%

CIRCUIT BOARDS: 5.7%
      69  Celestica, Inc.*                                            $    3,553
                                                                      ----------
COMPUTER STORAGE DEVICES: 2.1%
      45  EMC Corp.*                                                       1,307
                                                                      ----------
COMPUTERS: 13.3%
     153  Dell Computer Corp.*                                             3,970
      95  Hewlett-Packard Co.                                              2,717
     104  Sun Microsystems, Inc.*                                          1,635
                                                                      ----------
                                                                           8,322
                                                                      ----------
MACHINERY: 12.3%
      68  Applied Materials, Inc.*                                         3,339
      77  Novellus Systems, Inc.*                                          4,373
                                                                      ----------
                                                                           7,712
                                                                      ----------
MULTIMEDIA: 4.6%
      65  Gemstar - TV Guide International, Inc.*                          2,860
                                                                      ----------
NETWORKING PRODUCTS: 1.3%
      26  Juniper Networks, Inc.*                                            809
                                                                      ----------
SEMICONDUCTORS: 17.2%
      91  Intel Corp.                                                      2,662
      69  JDS Uniphase Corp.*                                                880
      60  Linear Technology Corp.                                          2,653
      49  Maxim Integrated Products, Inc.*                                 2,166
      71  STMicroelectronics NV (New York Shares)                          2,414
                                                                      ----------
                                                                          10,775
                                                                      ----------
SOFTWARE: 32.6%
     133  BMC Software, Inc.*                                              2,998
      36  Brocade Communications Systems, Inc.*                            1,584
      37  Check Point Software Technologies Ltd.*                          1,871
      71  i2 Technologies, Inc.*                                           1,406
      59  Microsoft Corp.*                                                 4,283
      96  Oracle Corp.*                                                    1,824
      50  Siebel Systems, Inc.*                                            2,345
      38  Symantec Corp.*                                                  1,660
      36  VERITAS Software Corp.*                                     $    2,395
                                                                      ----------
                                                                          20,366
                                                                      ----------

                        FIRST TRUST TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT: 15.6%
      79  Cisco Systems, Inc.*                                            1,438
      58  Corning, Inc.                                                     969
      69  Nokia Oyj, Sponsored ADR                                        1,521
      88  Nortel Networks Corp.                                             800
      40  QUALCOMM, Inc.*                                                 2,339
      43  Scientific-Atlanta, Inc.                                        1,746
      49  Tellabs, Inc.*                                                    945
                                                                      ---------
                                                                          9,758
                                                                      ---------
TOTAL COMMON STOCKS
  (cost $95,058)                                                         65,462
                                                                      ---------

PRINCIPAL AMOUNT
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 22.0%

MONEY MARKET INVESTMENT: 22.0%
     $ 13,732  PNC Money Market Account (cost $13,732)                   13,732
                                                                      ---------
TOTAL INVESTMENTS IN SECURITIES
  (cost $108,790+): 126.7%                                               79,194
Liabilities in excess of Other Assets: (26.7)%                          (16,671)
                                                                      ---------
NET ASSETS: 100.0%                                                    $  62,523
                                                                      =========

*    Non-income producing security.

+ At June 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                    $   5,353
     Gross unrealized depreciation                                      (34,949)
                                                                      ---------
     Net unrealized depreciation                                      $ (29,596)
                                                                      =========
See accompanying Notes to Financial Statements.

                            FIRST DEFINED SECTOR FUND

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              FIRST TRUST          FIRST TRUST       FIRST TRUST
                                                           FINANCIAL SERVICES     LIFE SCIENCES      TECHNOLOGY
                                                               PORTFOLIO            PORTFOLIO         PORTFOLIO
                                                               ---------            ---------         ---------
ASSETS
  Investments in securities, at cost                           $ 117,244            $ 116,474         $ 108,790
                                                               =========            =========         =========

  Investments in securities, at value                          $ 119,057            $ 123,239         $  79,194
  Receivables:
    Due from advisor                                               7,770                7,503             7,812
    Dividends and interest                                           171                   43                39
                                                               ---------            ---------         ---------
      Total assets                                               126,998              130,785            87,045
                                                               ---------            ---------         ---------
LIABILITIES
  Payables:
    Administration fees                                            2,123                2,123             2,123
    Distribution fees                                                 62                   63                41
  Accrued expenses                                                22,302               22,299            22,358
                                                               ---------            ---------         ---------
      Total liabilities                                           24,487               24,485            24,522
                                                               ---------            ---------         ---------

  NET ASSETS                                                   $ 102,511            $ 106,300         $  62,523
                                                               =========            =========         =========

  Number of shares issued and outstanding
    (unlimited shares authorized, no par value)                   10,399               10,399            10,399
                                                               ---------            ---------         ---------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE     $    9.86            $   10.22         $    6.01
                                                               =========            =========         =========

COMPONENTS OF NET ASSETS
  Paid-in capital                                              $ 103,989          $ 103,990           $ 103,992
  Accumulated net investment income (loss)                           225               (284)               (197)
  Accumulated net realized loss on investments                    (3,516)            (4,171)            (11,676)
  Net unrealized appreciation (depreciation) on investments        1,813              6,765             (29,596)
                                                               ---------          ---------           ---------
      Net assets                                               $ 102,511          $ 106,300           $  62,523
                                                               =========          =========           =========

See accompanying Notes to Financial Statements.

                            FIRST DEFINED SECTOR FUND

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 FIRST TRUST         FIRST TRUST      FIRST TRUST
                                                              FINANCIAL SERVICES    LIFE SCIENCES     TECHNOLOGY
                                                                  PORTFOLIO+          PORTFOLIO+      PORTFOLIO+
                                                                   --------            --------        --------
INVESTMENT INCOME
  INCOME
    Dividends                                                      $    635*           $    124        $     50
    Interest                                                            195                 194             185
                                                                   --------            --------        --------
      Total income                                                      830                 318             235
                                                                   --------            --------        --------
  EXPENSES
    Administration fees                                              11,301              11,301          11,301
    Fund accounting fees                                              8,138               8,138           8,138
    Custodian fees                                                    7,686               7,686           7,686
    Legal fees                                                        4,295               4,295           4,295
    Audit fees                                                        3,617               3,617           3,617
    Transfer agent fees                                               2,939               2,939           2,939
    Trustee fees                                                      2,713               2,712           2,713
    Reports to shareholders                                           2,260               2,260           2,260
    Miscellaneous                                                     1,808               1,808           1,808
    Advisory fees                                                       269                 268             192
    Distribution fees                                                   112                 112              80
                                                                   --------            --------        --------
      Total expenses                                                 45,138              45,136          45,029
      Less: fees waived and expenses absorbed                       (44,533)            (44,534)        (44,597)
                                                                   --------            --------        --------
      Net expenses                                                      605                 602             432
                                                                   --------            --------        --------

        NET INVESTMENT INCOME (LOSS)                                    225                (284)           (197)
                                                                   --------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (3,516)             (4,171)        (11,676)
  Net unrealized appreciation (depreciation) on investments           1,813               6,765         (29,596)
                                                                   --------            --------        --------
    Net realized and unrealized gain (loss) on investments           (1,703)              2,594         (41,272)
                                                                   --------            --------        --------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                           $ (1,478)           $  2,310        $(41,469)
                                                                   ========            ========        ========

+    Commenced operations on January 16, 2001.

* Net of foreign tax withheld of $8 for the FT Financial Services portfolio and $4 for the FT Technology portfolio.

See accompanying Notes to Financial Statements.

                           FIRST DEFINED SECTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                FIRST TRUST          FIRST TRUST       FIRST TRUST
                                                            FINANCIAL SERVICES      LIFE SCIENCE       TECHNOLOGY
                                                                 PORTFOLIO            PORTFOLIO         PORTFOLIO
                                                            ------------------      ------------       ----------
                                                                 01/16/01+            01/16/01+         01/16/01+
                                                                  THROUGH              THROUGH           THROUGH
                                                                 06/30/01             06/30/01          06/30/01
                                                                 ---------            ---------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss)                                   $     225            $    (284)        $    (197)
  Net realized loss on investments                                  (3,516)              (4,171)          (11,676)
  Net unrealized appreciation (depreciation) on investments          1,813                6,765           (29,596)
                                                                 ---------            ---------         ---------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS                                                   (1,478)               2,310           (41,469)
                                                                 ---------            ---------         ---------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        103,989              103,990           103,992
                                                                 ---------            ---------         ---------

      NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                 103,989              103,990           103,992
                                                                 ---------            ---------         ---------

          TOTAL INCREASE IN NET ASSETS                             102,511              106,300            62,523

NET ASSETS
  Beginning of period                                                   --                   --                --
                                                                 ---------            ---------         ---------
  END OF PERIOD                                                  $ 102,511            $ 106,300         $  62,523
                                                                 =========            =========         =========

Accumulated net investment income (loss)                         $     225            $    (284)        $    (197)
                                                                 =========            =========         =========
CHANGE IN CAPITAL SHARES
  Shares sold                                                       10,399               10,399            10,399
                                                                 ---------            ---------         ---------

      Net increase                                                  10,399               10,399            10,399
                                                                 =========            =========         =========

+ Commencement of operations.

See accompanying Notes to Financial Statements.

                            FIRST DEFINED SECTOR FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD (UNAUDITED)

                                                                   FIRST TRUST          FIRST TRUST        FIRST TRUST
                                                               FINANCIAL SERVICES      LIFE SCIENCES       TECHNOLOGY
                                                                    PORTFOLIO            PORTFOLIO         PORTFOLIO
                                                               ------------------      -------------       ----------
                                                                    01/16/01+            01/16/01+          01/16/01+
                                                                    THROUGH              THROUGH            THROUGH
                                                                    06/30/01             06/30/01           06/30/01
                                                                     -------              -------            -------
Net asset value, beginning of period                                 $ 10.00              $ 10.00            $ 10.00
                                                                     -------              -------            -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                          0.02                (0.03)             (0.02)
  Net realized and unrealized gain (loss) on investments               (0.16)                0.25              (3.97)
                                                                     -------              -------            -------
Total income (loss) from investment operations                         (0.14)                0.22              (3.99)
                                                                     -------              -------            -------

Net asset value, end of period                                       $  9.86              $ 10.22            $  6.01
                                                                     =======              =======            =======

Total return*                                                          (1.40%)               2.20%            (39.90)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ('000)                                   $ 102.5              $ 106.3            $  62.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed**                          100.07%              100.45%            139.36%
  After fees waived and expenses absorbed**                             1.34%                1.34%              1.34%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
  Before fees waived and expenses absorbed**                          (98.23%)             (99.74%)          (138.63%)
  After fees waived and expenses absorbed**                             0.50%               (0.63%)            (0.61%)

Portfolio turnover rate*                                                9.99%                4.85%              9.05%

+  Commencement of operations.
*  Not annualized.
** Annualized.

See accompanying Notes to Financial Statements.

                            FIRST DEFINED SECTOR FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

     First Trust Financial Services Portfolio, First Trust Life Sciences Portfolio and First Trust Technology Portfolio (the "Funds") are each a series of shares of beneficial interest of First Defined Sector Fund (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. Shares of each Fund are sold only to insurance company's separate accounts for the purposes of funding variable insurance contracts. The Funds began operations on January 16, 2001.

     The First Trust Financial Services Portfolio seeks above-average capital appreciation. The Fund invests primarily in common stocks issued by companies involved in the financial services industry.

     The First Trust Life Sciences Portfolio seeks above-average capital appreciation. The Fund invests primarily in common stocks issued by companies involved in the healthcare industry.

     The  First  Trust   Technology   Portfolio  seeks   above-average   capital
appreciation. The Fund invests primarily in common stocks issued by companies involved in the technology industry.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION: Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities; are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                            FIRST DEFINED SECTOR FUND

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     First Trust Advisors L.P. (the "Advisor") provides the Funds with investment management services under an Investment Advisory and Management Agreement (the "Agreement"). The Advisor is a limited partnership with Nike Securities Corporation as the general partner and one limited partner. The Advisor furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.60% of each Funds average daily net assets. For the period ended June 30, 2001, the advisory fees incurred were $269 for First Trust Financial Services Portfolio, $268 for First Trust Life Sciences Portfolio and $192 for First Trust Technology Portfolio.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding brokerage expenses and extraordinary expenses, so that their ratio of expenses to average net assets will not exceed 1.34%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Funds' current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.

     For the period ended June 30, 2001, the Advisor waived fees and absorbed expenses as follows:

                                                       FEES        EXPENSES
                                                      WAIVED       ABSORBED
                                                      ------       --------
     First Trust Financial Services Portfolio          $269         $44,264
     First Trust Life Sciences Portfolio               $268         $44,266
     First Trust Technology Portfolio                  $192         $44,405

                            FIRST DEFINED SECTOR FUND

     At June 30, 2001, the cumulative amounts subject to recoupment by the Advisor, all of which must be recouped no later than December 31, 2006, are as follows:

     First Trust Financial Services Portfolio                       $44,533
     First Trust Life Sciences Portfolio                            $44,534
     First Trust Technology Portfolio                               $44,597

     Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $25,000 per Fund):

     First $200 million            0.10% of average daily net assets
     $200 to $500 million          0.05% of average daily net assets
     $500 million and above        0.03% of average daily net assets

     For  the  period  ended  June  30,  2001,   each  of  the  Funds   incurred
administration fees of $11,301.

     ICA Fund Services Corporation ("ICA") serves as transfer agent and fund accounting agent for the Funds. ICA is an affiliate of the Administrator.

     Nike  Securities  L.P.  (the  ADistributor@)  acts as the Funds=  principal
underwriter  in  a  continuous  public  offering  of  the  Funds=  shares.   The
Distributor is an affiliate of the Advisor.

     Certain officers and Trustees of the Trust are also officers and/or directors of the Advisor, Distributor and Administrator.

                            FIRST DEFINED SECTOR FUND

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund pays a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of each Funds average net assets. The fee is paid to the Distributor as compensation for expenses incurred for distribution-related activities. For the period ended June 30, 2001, First Trust Financial Services Portfolio, First Trust Life Sciences Portfolio and First Trust Technology Portfolio incurred fees of $112, $112 and $80, respectively, pursuant to the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities for the period ended June 30, 2001, excluding short-term investments, were as follows:

     FUND                                                  PURCHASES      SALES
     ----                                                  ---------      -----
     First Trust Financial Services Portfolio              $116,746      $10,188
     First Trust Life Sciences Portfolio                   $110,575      $ 5,009
     First Trust Technology Portfolio                      $113,270      $ 6,536

                                     ADVISOR
                           FIRST TRUST ADVISORS L. P.
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532

                                       ***

                                   DISTRIBUTOR
                                 NIKE SECURITIES
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532

                                       ***

                                    CUSTODIAN
                                 PFPC TRUST CO.
                    8800 Tinicum Blvd., 3rd Floor, Suite 200
                             Philadelphia, PA 19153

                                       ***

                                 TRANSFER AGENT
                             ICA FUND SERVICES CORP.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                       ***

                                    AUDITORS
                                ERNST & YOUNG LLP
                            725 South Figueroa Street
                             Los Angeles, CA 90017

                                       ***


                                  LEGAL COUNSEL
                               CHAPMAN AND CUTLER
                               101 Montgomery St.
                            San Francisco, CA 94104

================================================================================

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the First Defined Sector Fund.

Past performance is not a guarantee of future results. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate, and investors may have a gain or loss when they redeem shares. Statements and other information in this report are dated and are subject to change.